CONSOLIDATED STATEMENTS OF COMPHERENSIVE LOSS (USD $)	12 Months Ended		29 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Operating expenses:
Research and development	$ 4,912,457	$ 1,501,265	$ 6,491,617
Marketing and pre-production costs	2,354,403	295,987	2,650,390
General and administrative	6,295,538	2,177,156	8,629,512
Total operating loss	13,562,398	3,974,408	17,771,519
Revaluation of warrants to investors and service provider	293,542	1,606,378	1,884,053
Other financial expenses, net	75,838	105,787	348,128
Financial expenses, net	369,380	1,712,165	2,232,181
Net loss	13,931,778	5,686,573	20,003,700
Total comprehensive loss	$ 13,931,778	$ 5,686,573	$ 20,003,700
Net loss per share:
Basic and diluted loss per share (in dollars per share)	$ 0.76	$ 0.46
Weighted average number of common stock used in computing basic and diluted net loss per share (in shares)	18,313,073	12,375,002